Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 31.4%
	Shares	Value ($)
International 7.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	4,809,498	48,383,551
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,512,678	18,845,088
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	1,238,663	10,937,394
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,515,537	11,017,953
Total		89,183,986
U.S. Large Cap 19.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	575,579	17,889,005
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	687,904	46,344,112
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	815,063	20,653,706
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,336,946	46,283,442
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	671,204	21,337,564
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	598,271	18,749,822
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	422,732	14,842,109
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	437,622	17,500,491
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	634,601	18,130,546
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	426,163	11,855,839
Total		233,586,636
U.S. Mid Cap 1.4%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	119,961	4,163,840
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	140,439	4,189,285
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	114,296	4,246,119
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	125,291	4,179,698
Total		16,778,942
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.1%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	413,073	4,221,605
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	417,814	3,714,367
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	569,927	14,658,537
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	499,613	14,673,631
Total		37,268,140
Total Equity Funds (Cost $293,807,376)		376,817,704

Exchange-Traded Equity Funds 2.2%

International Mid Large Cap 1.0%
iShares MSCI EAFE ETF	218,987	12,265,462
U.S. Large Cap 1.2%
SPDR S&P 500 ETF Trust	38,625	13,796,077
Total Exchange-Traded Equity Funds (Cost $19,661,157)		26,061,539

Exchange-Traded Fixed Income Funds 5.1%

Investment Grade 5.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	349,150	35,770,418
Vanguard Intermediate-Term Corporate Bond ETF	341,500	25,844,720
Total		61,615,138
Total Exchange-Traded Fixed Income Funds (Cost $71,994,276)		61,615,138

Fixed Income Funds 40.4%

Investment Grade 40.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,698,096	95,573,440
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,044,483	27,248,125
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,957,102	52,039,123
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,097,041	26,572,613
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,707,156	77,580,760
Variable Portfolio – Managed Volatility Conservative Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2022 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,227,887	91,641,869
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	12,458,712	115,367,671
Total		486,023,601
Total Fixed Income Funds (Cost $587,044,757)		486,023,601

Residential Mortgage-Backed Securities - Agency 8.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2037	2.000%	6,375,000	5,617,222
10/18/2037- 10/13/2052	2.500%	35,946,000	31,444,064
10/18/2037- 10/13/2052	3.000%	65,893,000	57,775,424
10/13/2052	3.500%	12,500,000	11,249,023
Total Residential Mortgage-Backed Securities - Agency (Cost $110,402,908)			106,085,733
Options Purchased Puts 0.6%
Value ($)
(Cost $6,075,129)	7,431,830

Money Market Funds 19.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(a),(d)	233,732,901	233,616,035
Total Money Market Funds (Cost $233,639,605)		233,616,035
Total Investments in Securities (Cost: $1,322,625,208)		1,297,651,580
Other Assets & Liabilities, Net		(94,663,695)
Net Assets		1,202,987,885

At September 30, 2022, securities and/or cash totaling $13,492,149 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,000,000 EUR	11,182,522 USD	Barclays	10/14/2022	394,309	—
2,000,000 EUR	1,926,380 USD	Barclays	10/14/2022	—	(35,113)
2,437,500 GBP	2,951,557 USD	Barclays	10/14/2022	229,357	—
5,562,500 GBP	6,066,757 USD	Barclays	10/14/2022	—	(145,443)
4,643,603 USD	6,000,000 CAD	Barclays	10/14/2022	—	(300,152)
9,382,301 USD	8,000,000 GBP	Barclays	10/14/2022	—	(447,901)
7,500,000 CHF	7,875,400 USD	Citi	10/14/2022	267,405	—
4,290,469 USD	600,000,000 JPY	Citi	10/14/2022	—	(140,844)
47,000,000 NOK	4,653,051 USD	Goldman Sachs International	10/14/2022	336,266	—
4,848,210 USD	47,000,000 NOK	Goldman Sachs International	10/14/2022	—	(531,425)
9,500,000 AUD	6,432,963 USD	UBS	10/14/2022	355,528	—
1,387,968 USD	2,000,000 AUD	UBS	10/14/2022	—	(108,508)
Total				1,582,865	(1,709,386)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Singapore Index	2	10/2022	SGD	56,130	—	(300)
OMXS30 Index	30	10/2022	SEK	5,490,000	—	(35,723)
S&P 500 Index E-mini	184	12/2022	USD	33,133,800	—	(1,222,132)
U.S. Long Bond	106	12/2022	USD	13,399,063	—	(1,117,331)
U.S. Treasury 10-Year Note	219	12/2022	USD	24,541,688	—	(1,003,848)
U.S. Treasury 2-Year Note	299	12/2022	USD	61,411,797	—	(890,560)
2	Variable Portfolio – Managed Volatility Conservative Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	699	12/2022	USD	75,147,961	—	(2,475,121)
U.S. Ultra Treasury Bond	58	12/2022	USD	7,946,000	—	(732,093)
Total					—	(7,477,108)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(112)	12/2022	EUR	(3,712,800)	221,168	—
FTSE 100 Index	(2)	12/2022	GBP	(138,290)	2,114	—
Russell 2000 Index E-mini	(192)	12/2022	USD	(16,030,080)	1,607,036	—
S&P 500 Index E-mini	(303)	12/2022	USD	(54,562,725)	4,702,946	—
SPI 200 Index	(4)	12/2022	AUD	(646,600)	—	(476)
TOPIX Index	(5)	12/2022	JPY	(91,800,000)	10,641	—
Total					6,543,905	(476)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	43,744,564	122	3,100.00	12/15/2023	2,219,796	2,313,730
S&P 500 Index	JPMorgan	USD	62,748,350	175	3,200.00	06/21/2024	3,166,633	4,385,500
S&P 500 Index	JPMorgan	USD	12,908,232	36	2,900.00	12/20/2024	688,700	732,600
Total							6,075,129	7,431,830
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	294,043,414	200,597,724	(261,018,876)	(6,227)	233,616,035	—	(73,930)	1,851,385	233,732,901
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	23,420,322	—	—	(5,531,317)	17,889,005	—	—	—	575,579
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	69,053,011	483,014	(3,812,786)	(19,379,127)	46,344,112	—	4,216,089	—	687,904
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	125,392,931	3,512,792	(9,100,055)	(24,232,228)	95,573,440	70,059	(1,182,928)	3,393,596	11,698,096
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	30,645,223	937,156	(697,976)	(10,230,697)	20,653,706	—	110,349	—	815,063
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	35,908,596	229,186	(6,451,138)	(2,438,519)	27,248,125	—	(582,346)	229,186	3,044,483
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	72,158,130	4,524,780	(184,164)	(24,459,623)	52,039,123	1,792,468	(22,000)	1,636,046	6,957,102
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	69,182,495	5,111,034	(3,472,051)	(22,437,927)	48,383,551	4,227,721	(346,737)	477,773	4,809,498
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	68,482,528	468,691	(6,728,871)	(15,938,906)	46,283,442	—	289,035	—	3,336,946
Variable Portfolio – Managed Volatility Conservative Growth Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	30,785,822	168,680	(4,969,607)	(4,647,331)	21,337,564	—	943,591	—	671,204
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	5,925,970	414,702	(181,465)	(1,995,367)	4,163,840	—	(14,139)	—	119,961
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	6,312,094	40,475	(582,156)	(1,581,128)	4,189,285	—	547,733	—	140,439
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	6,023,497	1,983,713	(734,600)	(3,051,005)	4,221,605	1,903,136	103,488	37,243	413,073
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	5,984,172	1,695,287	—	(3,965,092)	3,714,367	1,695,287	—	—	417,814
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	35,598,946	644,485	(4,380,501)	(5,290,317)	26,572,613	—	(448,851)	629,127	3,097,041
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	17,879,260	126,270	(18,719,630)	714,100	—	88,047	(1,423,882)	38,223	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	97,647,861	5,346,151	(5,973,787)	(19,439,465)	77,580,760	2,223,052	(911,321)	2,651,782	8,707,156
CTIVP® – MFS® Value Fund, Class 1 Shares
	26,694,716	84,854	(3,392,126)	(4,637,622)	18,749,822	—	529,015	—	598,271
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	23,400,192	1,518,404	—	(10,076,487)	14,842,109	—	—	—	422,732
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	26,084,012	741,798	(868,849)	(8,456,470)	17,500,491	—	303,766	—	437,622
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	26,447,252	58,043	(4,079,353)	(4,295,396)	18,130,546	—	1,009,414	—	634,601
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	119,700,953	1,182,256	(11,219,499)	(18,021,841)	91,641,869	—	(1,041,812)	1,165,050	10,227,887
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	6,191,820	21,948	(586,905)	(1,380,744)	4,246,119	—	670,710	—	114,296
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	6,095,412	215,074	(239,051)	(1,891,737)	4,179,698	—	85,657	—	125,291
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	149,842,256	3,059,417	(15,146,020)	(22,387,982)	115,367,671	923,475	(1,744,312)	2,112,379	12,458,712
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	17,387,873	104,299	(859,942)	(4,776,391)	11,855,839	—	1,081,058	—	426,163
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	27,843,855	4,544,342	(675,407)	(12,867,702)	18,845,088	3,828,773	(42,567)	470,485	2,512,678
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	16,237,180	1,351,247	(12,549)	(6,638,484)	10,937,394	754,231	(2,478)	—	1,238,663
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	16,183,106	427,125	(1,314,761)	(4,277,517)	11,017,953	—	(46,844)	333,600	1,515,537
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	20,427,005	1,278,595	(353,001)	(6,694,062)	14,658,537	—	(52,357)	—	569,927
4	Variable Portfolio – Managed Volatility Conservative Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	21,161,792	137,352	(1,951,125)	(4,674,388)	14,673,631	—	465,276	—	499,613
Total	1,498,141,696			(274,986,999)	1,096,457,340	17,506,249	2,418,677	15,025,875

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Third Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7046_12_A01_(11/22)